Current and long-term debt - NIBC credit facility (Details) - NIBC Credit Facility [Member] - USD ($)	2 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Repayments	$ 32,700,000	$ 34,700,000
Write-offs of deferred financing fees related to repayment of debt		$ 500,000
STI Fontvieille And STI Ville [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 40,800,000.0